Unaudited Interim Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Consolidated Statements Of Cash Flows (Abstract)
Net Cash Provided by Operating Activities	$ 189,647	$ 94,758
Cash Flows provided by / (used in) Investing Activities:
Advances for drillships under construction and related costs	(232,355)	(83,819)
Drilling rigs, drillships machinery, equipment and other improvements	(439,879)	(77,749)
(Increase) / Decrease in restricted cash	(24,597)	52,510
Net Cash Used in Investing Activities	(696,831)	(109,058)
Cash Flows Provided by / (used in) Financing Activities:
Proceeds from short/long term credit facilities, term loans and senior notes	950,000	0
Principal payments and repayments of short/long-term debt and senior notes	(561,078)	(88,333)
Payment of dividends	(25,055)	0
Payment of financing costs, net	(4,273)	(16,533)
Net Cash (Used in)/Provided by Financing Activities	359,594	(104,866)
Net decrease in cash and cash equivalents	(147,590)	(119,166)
Cash and cash equivalents at beginning of period	605,467	317,366
Cash and cash equivalents at end of period	$ 457,877	$ 198,200